Note 11 - Loan Payable - Current Portion and Non-current Portion (Details Textual) - USD ($)						1 Months Ended									3 Months Ended		12 Months Ended
	Mar. 20, 2020	Dec. 06, 2019	Oct. 24, 2019	Dec. 27, 2018	Dec. 21, 2018	Dec. 31, 2019	Apr. 30, 2019	Nov. 30, 2018	Oct. 30, 2018	Sep. 30, 2018	Apr. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Sep. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 28, 2019	May 30, 2019	Dec. 05, 2018	Nov. 19, 2018	Nov. 16, 2018	Nov. 02, 2018	Oct. 19, 2018	Sep. 27, 2018	Sep. 12, 2018	Aug. 29, 2018	Aug. 14, 2018	Sep. 30, 2016
Gain (Loss) on Extinguishment of Debt, Total																	$ (1,794,000)	$ (3,345,000)
Proceeds from Short-term Debt, Total																	1,000,000	6,160,000
Repayments of Short-term Debt, Total															$ 199,000	$ 447,000	2,063,000	160,000
Loans Payable, Noncurrent, Total						$ 4,608,000									4,551,000		$ 4,608,000
Series I Warrants Issued with Conversion of Lee's International Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)																	162,804
Shares Issued, Price Per Share (in dollars per share)						$ 12.09											$ 12.09
Warrants and Rights Outstanding, Term (Year)						5 years											5 years
CVie Investments [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total					$ 2,590,000
Loan Payable Obligation Converted to LPH II [Member]
Debt Conversion, Original Debt, Amount					6,000,000
First Quarter 2018 Loans Converted to LPH II [Member]
Debt Conversion, Original Debt, Amount					2,500,000
Third and Fourth Quarter 2018 Loans Converted to LPH II [Member]
Debt Conversion, Original Debt, Amount					3,500,000
Conversion of Loan Payable as Part of Private Placement Financing [Member]
Debt Conversion, Original Debt, Amount		$ 2,950,000				$ 2,950,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)																	325,607
Shares Issued, Price Per Share (in dollars per share)						$ 9.06											$ 9.06
LPH II [Member]
Debt Instrument Requirement For Minimum Amount Rise																		$ 30,000,000
LPH [Member]
Proceeds from Issuance of Debt												$ 1,000,000	$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage																		6.00%
Debt Instrument, Face Amount																					$ 600,000	$ 350,000		$ 500,000	$ 430,000	$ 500,000	$ 500,000	$ 480,000	$ 300,000
Gain (Loss) on Extinguishment of Debt, Total					(3,200,000)
Repayments of Debt				$ 160,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total				$ 182,000
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Percent of Pledged Deposits Required														110.00%
Loans Payable, Noncurrent, Total						$ 4,600,000									$ 4,600,000		$ 4,600,000
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate														0.91%
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | CVie Investments [Member]
Line of Credit Facility, Maximum Borrowing Capacity														$ 5,800,000																$ 2,900,000
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Debt Instrument, Term (Month)	2 years
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Debt Instrument, Term (Month)	2 years
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.17%
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member] | Subsequent Event [Member]
Debt Instrument, Basis Spread on Variable Rate	1.17%
O-Bank Co., Ltd. [Member] | CVie Investments [Member] | Revolving Credit Facility [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Total					$ 4,500,000							$ 3,500,000
LPH II Loan [Member] | LPH II [Member]
Proceeds from Issuance of Debt			$ 1,000,000
Debt Instrument, Interest Rate, Effective Percentage																			6.00%
Debt Payable to LPH II [Member]
Debt Instrument, Interest Rate, Stated Percentage																							4.00%
Debt Instrument, Face Amount																							$ 3,500,000
Gain (Loss) on Extinguishment of Debt, Total																	(1,800,000)
Proceeds from Short-term Debt, Total								$ 2,500,000	$ 150,000	$ 300,000	$ 500,000
Repayments of Short-term Debt, Total							$ 50,000									$ 450,000
Interest Paid, Excluding Capitalized Interest, Operating Activities																	127,000
Short-term Debt, Total						0											0
Loan payable to Bank Direct Capital Finance [Member]
Loans Payable to Bank, Total						$ 200,000											$ 200,000
Loan payable to Bank Direct Capital Finance [Member] | Loans Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage																				5.35%
Debt Instrument, Face Amount																				$ 700,000